UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

PEAK6 Plus Fund
(Ticker Symbol:  PKPLX)

Class A

Semi-Annual Report
April 30, 2010

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Fund Information	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the PEAK6 Plus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

PEAK6 Plus Fund
Fund Expenses – April 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 3/31/10* to 4/30/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value	Expenses Paid During Period**
	3/31/2010	4/30/2010	3/31/10-4/30/10

Actual Performance*	$1,000.00	$993.00	$1.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.67	$1.44

*The Fund commenced operations on March 31, 2010.
**Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by the number of days in the period 3/31/10 to 4/30/10 divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Sector Representation (% of Total Net Assets)

Sector Breakdown	% of TNA
Consumer Discretionary	15.9%
Consumer Staples	1.1%
Energy	4.1%
Financials	8.1%
Health Care	10.7%
Industrials	1.4%
Information Technology	22.8%
Materials	2.3%
Telecommunication Services	2.0%
Exchange-Traded Funds	1.3%
Purchased Put Options	0.1%
Short-Term Investments	29.4%
Total Investments	99.2%

Number
of Shares		Value
	Common Stocks - 68.4%
	Consumer Discretionary - 15.9%
1,500	Amazon.com, Inc.*+	$205,590
2,600	Chipotle Mexican Grill, Inc.*+	350,766
1,800	Lululemon Athletica, Inc.*	67,716
2,000	priceline.com, Inc.*	524,100
900	Strayer Education, Inc.	218,808
2,400	Target Corp.+	136,488
2,000	Urban Outfitters, Inc.*	75,020
		1,578,488

	Consumer Staples - 1.1%
1,500	Green Mountain Coffee Roasters, Inc.*+	108,990

	Energy - 4.1%
1,900	FMC Technologies, Inc.*+	128,611
2,200	Schlumberger Ltd.+	157,124
3,700	Suncor Energy, Inc.	126,429
		412,164

	Financials - 8.1%
3,600	Affiliated Managers Group, Inc.*+	303,048
21,000	Bank of America Corp.+	374,430
700	BlackRock, Inc.+	128,800
		806,278

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value
	Health Care - 10.7%
4,600	Allergan, Inc.	$292,974
4,800	Celgene Corp.*+	297,360
1,400	Express Scripts, Inc.*+	140,182
600	Intuitive Surgical, Inc.*+	216,336
2,000	Teva Pharmaceutical Industries Ltd. - Spon ADR+	117,460
		1,064,312
	Industrials - 1.4%
1,100	Precision Castparts Corp.	141,174

	Information Technology - 22.8%
4,600	Alliance Data Systems Corp.*+	345,276
1,200	Apple, Inc.*	313,344
300	Baidu, Inc. - Spon ADR*+	206,790
5,800	Broadcom Corp. - Class A+	200,042
3,000	Cognizant Technology Solutions Corp. - Class A*+	153,540
700	Google, Inc. - Class A*+	367,808
7,000	QUALCOMM, Inc.	271,180
4,500	Visa, Inc. - Class A+	406,035
		2,264,015

	Materials - 2.3%
3,000	Freeport-McMoRan Copper & Gold, Inc.	226,590

	Telecommunication Services - 2.0%
2,200	Millicom International Cellular S.A.	194,216

	Total Common Stocks	6,796,227
	(Cost $6,785,337)

	Exchange-Traded Funds - 1.3%
3,000	United States Oil Fund L.P.	123,990
	Total Exchange-Traded Funds	123,990
	(Cost $124,652)

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number of
Contracts		Value
	Purchased Put Options - 0.1%
7	Amazon.com, Inc., Exercise Price: $140,
	Expiration Date: 1/22/2011	$14,000
	Total Purchased Put Options	14,000
	(Cost $11,222)

Number
of Shares	Short-Term Investments - 29.4%
2,918,749	Federated Government Obligations Fund, 0.03% +‡	2,918,749
	Total Short-Term Investments	2,918,749
	(Cost $2,918,749)

	Total Investments - 99.2%	9,852,966
	(Cost $9,839,960)
	Other Assets less Liabilities - 0.8%	83,536
	Total Net Assets - 100.0%	$9,936,502

ADR - American Depository Receipt

* Non-income producing security
+ All or a portion of this security is held as cover for open written option contracts.  Security positions with a value of $5,891,676 and cash of $152,000 have been segregated in connection with open written option contracts.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

The Fund had the following written option contracts open at April 30, 2010:

	Expiration Date	Number of Contracts	Value
Written Option Contracts
Call Options
Affiliated Managers Group, Inc., Exercise Price $90	9/18/2010	(36)	$(15,480)
Baidu, Inc. - Spon ADR, Exercise Price $700	5/22/2010	(3)	(5,550)
Bank of America Corp., Exercise Price $20	8/21/2010	(140)	(9,100)
BlackRock, Inc., Exercise Price $220	7/17/2010	(7)	(1,120)
Broadcom Corp. - Class A, Exercise Price $40	8/21/2010	(58)	(4,408)
Celgene Corp., Exercise Price $70	7/17/2010	(18)	(1,242)
Chipotle Mexican Grill, Inc., Exercise Price $150	1/22/2011	(7)	(6,650)
Chipotle Mexican Grill, Inc., Exercise Price $170	1/22/2011	(13)	(5,460)
FMC Technologies, Inc., Exercise Price $80	7/17/2010	(19)	(2,090)
Intuitive Surgical, Inc., Exercise Price $370	7/17/2010	(6)	(10,800)
Millicom International Cellular S.A., Exercise Price $105	10/16/2010	(11)	(2,970)
Schlumberger Ltd., Exercise Price $80	1/22/2011	(22)	(11,000)
Teva Pharmaceutical Industries Ltd., Exercise Price $70	9/18/2010	(20)	(740)
Visa, Inc. - Class A, Exercise Price $100	9/18/2010	(20)	(5,040)
Total Call Options (Premiums Received $66,670)		(380)	(81,650)

Put Options
Affiliated Managers Group, Inc., Exercise Price $70	9/18/2010	(18)	(3,960)
Alliance Data Systems Corp., Exercise Price $55	9/18/2010	(27)	(2,025)
Amazon.com, Inc., Exercise Price: $125	1/22/2011	(14)	(18,970)
Apache Corp., Exercise Price $95	5/22/2010	(16)	(1,760)
BlackRock, Inc., Exercise Price $180	7/17/2010	(6)	(5,460)
Broadcom Corp. - Class A, Exercise Price $32	5/22/2010	(29)	(1,015)
Celgene Corp., Exercise Price $52.50	10/16/2010	(24)	(4,800)
Cognizant Technology Solutions Corp. - Class A, Exercise Price $45	10/16/2010	(33)	(6,105)
Costco Wholesale, Exercise Price $52.50	10/16/2010	(20)	(2,400)
CSX Corp., Exercise Price $49	8/21/2010	(30)	(4,140)
Express Scripts, Inc., Exercise Price $90	8/21/2010	(17)	(5,100)
Exterran Holdings, Inc., Exercise Price $22.50	8/21/2010	(65)	(2,600)
Gilead Sciences, Inc., Exercise Price $35	1/22/2011	(20)	(3,880)
Gilead Sciences, Inc., Exercise Price $42	8/21/2010	(35)	(11,550)
Goldman Sachs Group, Exercise Price $130	10/16/2010	(10)	(10,950)
Google, Inc. - Class A, Exercise Price $520	6/19/2010	(4)	(6,916)
Green Mountain Coffee Roasters, Inc., Exercise Price $75	9/18/2010	(12)	(11,880)
ITT Corp., Exercise Price $45	10/16/2010	(35)	(2,275)
Medco Health Solutions, Exercise Price $60	5/22/2010	(25)	(5,125)
Mosaic Co., Exercise Price $50	9/18/2010	(30)	(12,570)
Research In Motion, Exercise Price $60	5/22/2010	(24)	(312)
Schlumberger Ltd., Exercise Price $65	8/21/2010	(22)	(7,150)
Target Corp., Exercise Price $45	1/22/2011	(33)	(4,983)
Teva Pharmaceutical Industries Ltd., Exercise Price $55	9/18/2010	(20)	(3,980)
Visa, Inc. - Class A, Exercise Price $80	1/22/2011	(20)	(8,400)
Total Put Options (Premiums Received $128,275)		(589)	(148,306)

Total Written Option Contracts
(Premiums Received $194,945)		(969)	$(229,956)

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $9,839,960)	$9,852,966
Receivables:
Investment securities sold	297,035
Dividends and interest	274
Deposits with brokers for written option contracts	169,914
Offering costs	30,654
Prepaid expenses	21,362
Total assets	10,372,205

LIABILITIES
Written option contracts, at value (premium received $194,945)	229,956
Payables:
Investment securities purchased	141,414
Due to Advisor	50,245
Distribution fees - (Note 6)	2,066
Administration fees	2,794
Custody fees	608
Fund accounting fees	2,831
Transfer agent fees	2,492
Trustees fees	444
Chief Compliance Officer fees	616
Accrued other expenses	2,237
Total liabilities	435,703

NET ASSETS	$9,936,502

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,002,000
Accumulated net investment loss	(14,184)
Accumulated net realized loss on investments and written options	(29,309)
Net unrealized appreciation (depreciation) on:
Investments	13,006
Written option contracts	(35,011)
NET ASSETS	$9,936,502

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$9,936,502
Shares of beneficial interest issued and outstanding	1,000,197
Redemption price	$9.93
Maximum sales charge (5.75%* of offering price)	0.61
Maximum offering price to public	$10.54

*    On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2010* through April 30, 2010 (Unaudited)

Investment Income
Dividends	$210
Interest	70
Total investment income		$280

Expenses
Advisory fee	10,331
Distribution fees - (Note 6)	2,066
Administration fees	2,795
Transfer agent fees	2,492
Fund accounting fees	2,831
Registration fees	1,920
Audit fees	1,347
Shareholder reporting expense	288
Legal fees	822
Custody fees	608
Chief compliance officer fees	617
Trustees fees and expenses	444
Insurance expense	79
Offering costs	2,671
Miscellaneous	175

Total expenses		29,486
Less: Investment advisory fee waived		(10,331)
Less: Other expenses reimbursed		(4,691)
Net expenses		14,464
Net investment loss		(14,184)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments		(31,025)
Written Options		1,716
Net change in unrealized appreciation (depreciation) on:
Investments		13,006
Written option contracts		(35,011)
Net realized and unrealized loss on investments		(51,314)

Net Decrease in Net Assets from Operations		$(65,498)

*The Fund commenced operations on March 31, 2010.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period
March 31, 2010*
to April 30, 2010
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(14,184)
Net realized loss on investments and written options	(29,309)
Net unrealized depreciation on investments and written option contracts	(22,005)
Net decrease in net assets resulting from operations	(65,498)

Capital Transactions
Net proceeds from shares sold	10,002,000
Reinvestment of distributions	-
Cost of shares redeemed	-
Net change in net assets from capital transactions	10,002,000

Total increase in net assets	9,936,502

NET ASSETS
Beginning of period	-
End of period	$9,936,502

Accumulated net investment loss	$(14,184)

Capital Share Transactions	Shares
Shares sold	1,000,197
Shares reinvested	-
Shares redeemed	-
Net increase	1,000,197

*The Fund commenced operations on March 31, 2010.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the period March 31, 2010*
	to April 30, 2010
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	(0.07)

Net asset value, end of period	$9.93

Total return (a)	(0.70%	) †

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$9,937

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.57%	‡
After fees waived and expenses absorbed	1.75%	‡
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(3.54%	) ‡
After fees waived and expenses absorbed	(1.72%	) ‡

Portfolio turnover rate	14%	†

(a)
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

*	The Fund commenced operations on March 31, 2010.
†	Not annualized.
‡	Annualized.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited)

Note 1 – Organization
PEAK6 Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,325, which are being amortized over a one-year period from March 31, 2010 (commencement of operations).

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited) – Continued

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with PEAK6 Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until March 31, 2011.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited) – Continued

For the period March 31, 2010 (commencement of operations) through April 30, 2010, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $15,022.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At April 30, 2010, the amount of these potentially recoverable expenses was $15,022.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 30, 2010, the Advisor may recapture a portion of the $15,022 no later than October 31, 2013.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period March 31, 2010 (commencement of operations) through April 30, 2010, there were no net selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 31, 2010 (commencement of operations) through April 30, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 31, 2010 (commencement of operations) through April 30, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,844,932

Gross unrealized appreciation	192,612
Gross unrealized depreciation	(184,582)

Net unrealized appreciation	$8,034

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited) – Continued

Note 5 - Investment Transactions
For the period March 31, 2010 (commencement of operations) through April 30, 2010, purchases and sales of investments, excluding short-term investments, were $7,920,623 and $982,108, respectively.

Transactions in option contracts written for the period March 31, 2010 through April 30, 2010 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 31, 2010 (commencement of operations)	--	$ --
Options written	1,387	244,359
Options terminated in closing purchasing transactions	(418)	(49,414)
Outstanding at April 30, 2010	969	$194,945

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period March 31, 2010 (commencement of operations) through April 30, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited) – Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at value
Common Stock[1]	$6,796,227	-	-	$6,796,227
Exchange-Traded Funds	123,990	-	-	123,990
Purchased Option Contracts	14,000	-	-	14,000
Short-Term Investments	2,918,749	-	-	2,918,749
Total Assets	$9,852,966	-	-	$9,852,966

Liabilities Table
Other Financial Instruments
Written Option Contracts	$(229,956)	-	-	$(229,956)
Total Liabilities	$(229,956)	-	-	$(229,956)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period March 31, 2010 (commencement of operations) through April 30, 2010.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2010 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$14,000	Written Option Contracts, at value	$(229,956)

Total		$14,000		$(229,956)

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010
(Unaudited) – Continued

The effects of derivative instruments on the Statement of Operations for the period March 31, 2010 (commencement of operations) through April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$(2,499)	$1,716	$(783)
Total	$(2,499)	$1,716	$(783)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$2,778	$(35,011)	$(32,233)
Total	$2,778	$(35,011)	$(32,233)

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

PEAK6 Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on March 24-25, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and PEAK6 Advisors, LLC (“PEAK6”) with respect to the PEAK6 Plus Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from PEAK6 and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators.  In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of PEAK6 were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by PEAK6 and discussed the specific responsibilities of PEAK6 under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that PEAK6 would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments.  In addition, they considered information about PEAK6’s investment philosophy and process, its research process and its brokerage and trading practices.  The Board also reviewed performance for a limited partnership managed by the Fund’s portfolio manager using substantially similar strategies to those to be used by the Fund, and noted that for the year ended December 31, 2009, the limited partnership outperformed the S&P 500 Index.  They also considered a report on certain policies and procedures of PEAK6, including information about its code of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by PEAK6 were satisfactory.

PEAK6 Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees reviewed a comparison of the Fund’s proposed advisory fee to the current advisory fees of other funds in the Fund’s peer group.  In addition, they reviewed a comparison of the Fund’s estimated total expenses to the current expenses of other funds in its peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that the proposed advisory fees to be paid by the Fund and the Fund’s estimated total expenses were higher than the averages of funds in its peer group because the Fund’s advisor employs an enhanced options overlay strategy, which requires significant amounts of analyses and resources, that other funds in its peer group does not.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by PEAK6.

Economies of Scale

The Board and the Independent Trustees noted that initially, the Fund’s asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement for an initial two-year term.

FUND INFORMATION

	TICKER	CUSIP
PEAK6 Plus Fund	PKPLX	461418758

Privacy Principles of the PEAK6 Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the PEAK6 Plus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-557-3256 (1-888-55PEAK6) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-557-3256 (1-888-55PEAK6) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-557-3256 (1-888-55PEAK6).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

PEAK6 Plus Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-557-3256 (1-888-55PEAK6)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)    /s/ John P. Zader
John P. Zader, President

Date   July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John P. Zader
John P. Zader, President

Date   July 8, 2010

By (Signature and Title)    /s/ Rita Dam
Rita Dam, Treasurer

Date   July 8, 2010